Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 7,298,867	₩ 6,648,293
Less: cash and cash equivalents	(2,305,894)	(2,703,422)	₩ (1,928,182)	₩ (2,900,311)
Net debt	4,992,973	3,944,871
Total equity	15,144,090	14,658,490	₩ 13,183,354	₩ 12,916,942
Total capital	₩ 20,137,063	₩ 18,603,361
Gearing ratio	25.00%	21.00%